OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables

Other receivables as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Advances to staff	$211,671	$254,229
Loan advanced to unrelated third parties	796,818	2,198,359
Loan advanced to a related company	318,332	-
Standby guarantee fund	530,489	-
Others	412,763	398,013
	$2,270,073	$2,850,601

Non-current portion (a)	$3,039,835	$3,499,083

Other receivables represent advances to staff and petty cash to department staff for daily expenditures. These amounts are interest free and with no fixed repayment terms.

As of December 31, 2012, $318,332 represented loan to a related company, Zhengzhou No. 2 Iron and Steel Company Limited. There was no agreement signed with the related party and no interest income was received.

As of December 31, 2012, $796,818 represented loans to unrelated third parties. There were no agreement signed with the third parties and the funds are non-interest bearing. The directors of the Group believe the outstanding balance is recoverable and that no allowance is considered necessary.

Included in other receivables is $530,489 of fund held by a unrelated third party to provide a standby guarantee for Henan Green to obtain additional bank loans. There was no agreement signed with the third party and no interest income was received.

(a)	As of December 31, 2012 and 2011, $3,039,835 and $3,499,083 respectively, represented fund held by a unrelated third party to provide a standby guarantee for Henan Green to obtain additional bank loans. There was no agreement signed with the third party and the fund is non-interest bearing.